Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Accounts receivable, net
5. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Accounts receivable	1,087,327	1,549,398
Allowance for doubtful accounts:
Balance at beginning of the year	(1,180)	(1,658)
Additions	(1,485)	(159)
Write-offs	1,007	50

Balance at end of the year	(1,658)	(1,767)

Accounts receivable, net	1,085,669	1,547,631